Equipment Financing (Tables) - DIGERATI TECHNOLOGIES, INC [Member]	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Equipment Financing (Tables) [Line Items]
Schedule of future payments under the equipment financing agreements
Year	Amount
2023*	$22,950
2024	30,600
2025	30,600
2026	2,550
Total future payments:	$86,700

*	remaining 9 Months

Less: amounts representing interest	5,681

Present value of net minimum equipment financing payments	$81,019

Less current maturities	27,297

Long-term equipment financing obligation	$53,722

Lease cost:
Amortization of ROU assets	$27,388
Interest on lease liabilities	3,304

Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflow from equipment financing:	$3,304
Financing cashflow from equipment financing:	27,388

Weighted-average remaining lease term - equipment financing:	2.8 years

Weighted-average discount rate	5.0%

Schedule of future payments under the equipment financing agreements
Year	Amount
2023	$21,566
2024	21,835
2025	21,835
2026	1,820
Total future payments:	$67,056
Less: amounts representing interest	4,793
Present value of net minimum equipment financing payments	$62,263
Less current maturities	20,638
Long-term equipment financing obligation	$41,625
Lease cost:
Amortization of ROU assets	$19,920
Interest on lease liabilities	2,599
Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflow from equipment financing:	$2,599
Financing cashflow from equipment financing:	19,920
Weighted-average remaining lease term - equipment financing:	3.1 years
Weighted-average discount rate	5.0%